UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07807

Fidelity Revere Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2004

Item 1. Reports to Stockholders

Fidelity® Tax-Free
Cash Central Fund

Annual Report

May 31, 2004

1.795174.100 377640

Investments May 31, 2004

Showing Percentage of Net Assets

Municipal Securities - 105.8%
	Principal Amount	Value (Note 1)
Alabama - 6.1%
Jefferson County Swr. Rev. Series 2002 C6, 1.07% (XL Cap. Assurance, Inc. Insured), VRDN (b)	$ 15,000,000	$ 15,000,000
Alaska - 1.6%
Valdez Marine Term. Rev. (BP Pipelines, Inc. Proj.) 1.1%, VRDN (b)	3,880,000	3,880,000
Arizona - 0.4%
Arizona State Univ. Revs. Participating VRDN Series ROC II R174, 1.12% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(c)	1,100,000	1,100,000
Colorado - 2.7%
Colorado Edl. & Cultural Facilities Auth. Rev. (Nat'l. Jewish Federation Bond Prog.) Series A1, 1.08%, LOC Bank of America NA, VRDN (b)	6,600,000	6,600,000
Florida - 10.6%
Duval County Hsg. Fin. Auth. Multi-family Hsg. Mtg. Rev. (Lighthouse Bay Apts. Proj.) 1.07%, LOC Freddie Mac, VRDN (b)	4,230,000	4,230,000
Jacksonville Health Facilities Auth. Hosp. Rev. (Genesis Rehabilitation Hosp.) Series 1996, 1.09%, LOC Bank of America NA, VRDN (b)	2,000,000	2,000,000
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.) Series 1995 A, 1.12%, VRDN (b)	1,200,000	1,200,000
Univ. of Florida Research Foundation, Inc. Cap. Impt. Rev. 1.11%, LOC Wachovia Bank NA, VRDN (b)	9,000,000	9,000,000
Univ. of North Florida Foundation, Inc. Rev.:
Series 1994, 1.11%, LOC Wachovia Bank NA, VRDN (b)	2,000,000	2,000,000
1.11%, LOC Wachovia Bank NA, VRDN (b)	3,000,000	3,000,000
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 1.07%, LOC Fannie Mae, VRDN (b)	4,415,000	4,415,000
		25,845,000
Georgia - 2.9%
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2000 A, 1.07%, LOC Gen. Elec. Cap. Corp., VRDN (b)	7,000,000	7,000,000
Illinois - 11.0%
Illinois Gen. Oblig. Series 2003 B, 1.08% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	14,200,000	14,200,000
Illinois Health Facilities Auth. Rev.:
(Resurrection Health Care Proj.) Series 1999 A, 1.1% (FSA Insured), VRDN (b)	3,700,000	3,700,000
(The Carle Foundation Proj.) Series 1998 B, 1.08% (AMBAC Insured), VRDN (b)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Illinois - continued
Illinois Health Facilities Auth. Rev.: - continued
(Univ. of Chicago Hosps. Proj.) Series 1998, 1.08% (MBIA Insured), VRDN (b)	$ 5,300,000	$ 5,300,000
Lake County Cmnty. High School District Participating VRDN Series Stars 92, 1.1% (Liquidity Facility BNP Paribas SA) (b)(c)	2,755,000	2,755,000
		26,955,000
Indiana - 5.2%
Indiana Edl. Facilities Auth. Rev. (DePauw Univ. Proj.) 1.09%, LOC Northern Trust Co., Chicago, VRDN (b)	9,650,000	9,650,000
Indiana Trans. Fin. Auth. Hwy. Participating VRDN Series PT 2189, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	3,000,000	3,000,000
		12,650,000
Iowa - 0.6%
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) 1.12%, LOC Bank of America NA, VRDN (b)	1,500,000	1,500,000
Massachusetts - 7.6%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN Series PT 2081, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	8,945,000	8,945,000
Massachusetts Gen. Oblig. Participating VRDN Series EGL 04 0005, 1.09% (Liquidity Facility Citibank NA) (b)(c)	1,000,000	1,000,000
Massachusetts Health & Edl. Facilities Auth. Rev. (Partners Health Care Sys., Inc. Proj.) Series D6, 1.1%, VRDN (b)	3,300,000	3,300,000
Massachusetts Wtr. Poll. Abatement Trust Pool Ln. Prog. Participating VRDN Series PT 1990, 1.07% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	5,290,000	5,290,000
		18,535,000
Michigan - 6.2%
Detroit Wtr. Supply Sys. Rev. Series 2004 B, 1.09% (MBIA Insured), VRDN (b)	7,000,000	7,000,000
Univ. of Michigan Univ. Revs. Series 1992 A, 1.08%, VRDN (b)	8,255,000	8,255,000
		15,255,000
Minnesota - 1.6%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Children's Health Care Proj.) Series B, 1.09% (FSA Insured), VRDN (b)	3,800,000	3,800,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Mississippi - 0.9%
Jackson County Poll Cont. Rev. (Cheveron U.S.A., Inc. Proj.) Series 1993 1.08%, VRDN (b)	$ 2,200,000	$ 2,200,000
Nebraska - 2.5%
Lancaster County Hosp. Auth. #1 Hosp. Rev. (BryanLGH Med. Ctr. Proj.) Series 2002, 1.09% (AMBAC Insured), VRDN (b)	6,000,000	6,000,000
New Mexico - 0.4%
New Mexico Gen. Oblig. Participating VRDN Series LB 03 L48J, 1.13% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)	1,100,000	1,100,000
New York - 5.7%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series EGL 04 0015, 1.08% (Liquidity Facility Citibank NA) (b)(c)	10,000,000	10,000,000
Series Merlots 00 DDD, 1.1% (Liquidity Facility Wachovia Bank NA) (b)(c)	3,980,000	3,980,000
		13,980,000
Ohio - 1.1%
Ohio Air Quality Dev. Auth. Rev. (Ohio Edison Co. Proj.) Series 2000 C, 1.08%, LOC Wachovia Bank NA, VRDN (b)	2,800,000	2,800,000
Pennsylvania - 6.3%
Erie County Gen. Oblig. Participating VRDN Series PT 1961, 1.08% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	870,000	870,000
Geisinger Auth. Health Sys. Rev. (Geisinger Health Sys. Proj.) 1.08% (Liquidity Facility Wachovia Bank NA), VRDN (b)	7,000,000	7,000,000
Pennsylvania Gen. Oblig. Participating VRDN Series Putters 396, 1.08% (Liquidity Facility JPMorgan Chase Bank) (b)(c)	1,835,000	1,835,000
Philadelphia Gas Works Rev. Participating VRDN Series MS 906, 1.11% (Liquidity Facility Morgan Stanley) (b)(c)	3,000,000	3,000,000
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (Northeastern Pwr. Co. Proj.) Series 1997 A, 1.08%, LOC Dexia Cr. Local de France, VRDN (b)	2,600,000	2,600,000
		15,305,000
Rhode Island - 0.8%
Rhode Island Health & Ed. Bldg. Corp. Rev. (Moses Brown School Proj.) Series 2000, 1.09% (MBIA Insured), VRDN (b)	2,000,000	2,000,000
South Dakota - 1.4%
South Dakota Health & Edl. Facilities Auth. Rev. (Rapid City Reg'l. Hosp. Proj.) Series C, 1.09% (MBIA Insured), VRDN (b)	3,500,000	3,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Tennessee - 9.3%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) 1.09%, LOC Bank of America NA, VRDN (b)	$ 3,000,000	$ 3,000,000
Sevier County Pub. Bldg. Auth.:
Series 2001 IV G2, 1.1% (AMBAC Insured), VRDN (b)	9,100,000	9,100,000
Series IV A2, 1.1% (FSA Insured), VRDN (b)	2,400,000	2,400,000
Series IV C1, 1.1% (FSA Insured), VRDN (b)	8,285,000	8,285,000
		22,785,000
Texas - 12.0%
Gaudalupe-Blanco River Auth. Poll. Cont. Rev. (Central Pwr. & Lt. Co. Proj.) 1.08%, LOC Barclays Bank PLC, VRDN (b)	2,590,000	2,590,000
Harris County Health Facilities Dev. Corp. Rev.:
(Methodist Hosp. Proj.) 1.08%, VRDN (b)	6,380,000	6,380,000
(YMCA of Greater Houston Proj.) 1.08%, LOC JPMorgan Chase Bank, VRDN (b)	7,800,000	7,800,000
Houston Gen. Oblig. Participating VRDN Series PT 969, 1.1% (Liquidity Facility DEPFA BANK PLC) (b)(c)	1,000,000	1,000,000
San Antonio Elec. & Gas Systems Rev. 1.11% (Liquidity Facility Bank of America NA), VRDN (b)	3,200,000	3,200,000
Wallis Higher Ed. Facilities Corp. (Saint Marks Episcopal Church School Proj.) 1.07%, LOC Bank One NA, Chicago, VRDN (b)	2,345,000	2,345,000
Waste Side Calhoun County Corp. Poll. Cont. Rev. (Sohio Chemical Co. Proj.) 1.08% (BP PLC Guaranteed), VRDN (b)	6,100,000	6,100,000
		29,415,000
Washington - 2.0%
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series PT 950, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	4,995,000	4,995,000
West Virginia - 2.0%
Marshall County Poll. Cont. Rev. (Ohio Pwr. Co. Proj.) Series E, 1.11%, LOC Royal Bank of Scotland PLC, VRDN (b)	5,000,000	5,000,000
Wisconsin - 0.2%
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN Series PT 917, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)	500,000	500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Wyoming - 4.7%
Uinta County Poll. Cont. Rev. (Chevron Corp. Proj.) Series 1993, 1.08%, VRDN (b)	$ 11,400,000	$ 11,400,000
TOTAL INVESTMENT PORTFOLIO - 105.8%		259,100,000
NET OTHER ASSETS - (5.8)%		(14,261,328)
NET ASSETS - 100%		$ 244,838,672
Total Cost for Income Tax Purposes $ 259,100,000
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
Income Tax Information

During the fiscal year ended May 31, 2004, 100.00% of the fund's income dividends was free from federal income tax, and 0.35% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

May 31, 2004

Assets
Investment in securities, at value - See accompanying schedule		$ 259,100,000
Cash		896
Interest receivable		325,778
Total assets		259,426,674

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 14,282,842
Distributions payable	295,590
Other payables and accrued expenses	9,570
Total liabilities		14,588,002

Net Assets		$ 244,838,672
Net Assets consist of:
Paid in capital		$ 244,838,701
Accumulated net realized gain (loss) on investments		(29)
Net Assets, for 244,838,701 shares outstanding		$ 244,838,672
Net Asset Value, offering price and redemption price per share ($244,838,672 ÷ 244,838,701 shares)		$ 1.00

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Operations

February 3, 2004 (commencement of operations) to May 31, 2004

Investment Income
Interest		$ 964,734

Expenses
Non-interested trustees' compensation	$ 271
Custodian fees and expenses	3,738
Audit	23,869
Total expenses before reductions	27,878
Expense reductions	(15,243)	12,635
Net investment income		952,099
Net realized gain (loss) on investment securities		(29)
Net increase in net assets resulting from operations		$ 952,070

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

February 3, 2004 (commencement of operations) to May 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 952,099
Net realized gain (loss)	(29)
Net increase (decrease) in net assets resulting from operations	952,070
Distributions to shareholders from net investment income	(952,099)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,735,241,501
Cost of shares redeemed	(1,490,402,800)
Net increase (decrease) in net assets and shares resulting from share transactions	244,838,701
Total increase (decrease) in net assets	244,838,672

Net Assets
Beginning of period	-
End of period	$ 244,838,672

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Year ended May 31,	2004 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00
Income from Investment Operations
Net investment income	.003
Distributions from net investment income	(.003)
Net asset value, end of period	$ 1.00
Total Return B, C	.32%
Ratios to Average Net Assets E
Expenses before expense reductions	.0290% A
Expenses net of voluntary waivers, if any	.0145% A
Expenses net of all reductions	.0131% A
Net investment income	.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 244,839

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period February 3, 2004 (commencement of operations) to May 31, 2004.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended May 31, 2004

1. Significant Accounting Policies.

Fidelity Tax-Free Cash Central Fund (the fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the fund with investment management services. The fund does not pay any fees for these services.

4. Expense Reductions.

FMR voluntarily agreed to waive a portion of the fund's expenses during the period. The amount of the waiver for the fund was $13,963.

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1,280.

5. Other Information.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Revere Street Trust and Shareholders of Fidelity Tax-Free Cash Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Tax-Free Cash Central Fund (the Fund), a fund of Fidelity Revere Street Trust, including the portfolio of investments, as of May 31, 2004, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from February 3, 2004 (commencement of operations) to May 31, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Tax-Free Cash Central Fund as of May 31, 2004, and the results of its operations, the changes in its net assets, and its financial highlights for the period from February 3, 2004 (commencement of operations) to May 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

July 1, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, each of the Trustees oversees 292 funds advised by FMR or an affiliate. Mr. McCoy oversees 294 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1996

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of Tax-Free Cash Central (2004). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1996

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1996

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. (leadership education for arts and culture). Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1996

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (65)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Revere Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Revere Street Trust. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Dwight D. Churchill (50)

Year of Election or Appointment: 2004

Vice President of Tax-Free Cash Central. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

David L. Murphy (56)

Year of Election or Appointment: 2004

Vice President of Tax-Free Cash Central. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002) and Vice President of certain Asset Allocation Funds (2003). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003) and a Vice President of FMR (2000). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Norman U. Lind (48)

Year of Election or Appointment: 2004

Vice President of Tax-Free Cash Central. He is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Lind managed a variety of Fidelity funds.

Eric D. Roiter (55)

Year of Election or Appointment: 2004

Secretary of Tax-Free Cash Central. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2004 Assistant Secretary of Tax-Free Cash Central. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (45)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Tax-Free Cash Central. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (53)

Year of Election or Appointment: 2004

Chief Financial Officer of Tax-Free Cash Central. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2004

Deputy Treasurer of Tax-Free Cash Central. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of Tax-Free Cash Central. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (57)
Year of Election or Appointment: 2004 Assistant Treasurer of Tax-Free Cash Central. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2004

Assistant Treasurer of Tax-Free Cash Central. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of Tax-Free Cash Central. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2004 Assistant Treasurer of Tax-Free Cash Central. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (46)

Year of Election or Appointment: 2004

Assistant Treasurer of Tax-Free Cash Central. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Trust Instrument to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	31,113,140,242.10	100.000
Against	0.00	0.000
Abstain	0.00	0.000
TOTAL	31,113,140,242.10	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Ralph F. Cox
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Laura B. Cronin
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Robert M. Gates
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
George H. Heilmeier
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Abigail P. Johnson
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
	# of Votes	% of Votes
Edward C. Johnson 3d
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Donald J. Kirk
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Marie L. Knowles
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Ned C. Lautenbach
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Marvin L. Mann
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
William O. McCoy
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Robert L. Reynolds
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
William S. Stavropoulos
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
* Denotes trust-wide proposals and voting results.

Annual Report

Fidelity® Securities Lending
Cash Central Fund

Annual Report

May 31, 2004

1.734009.105 337643

Investments May 31, 2004

Showing Percentage of Net Assets

Federal Agencies - 37.0%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Fannie Mae - 24.9%
Agency Coupons - 9.3%
6/1/04	0.98% (a)	$ 50,000,000	$ 49,984,729
6/1/04	1.00 (a)	60,000,000	59,993,348
6/6/04	0.99 (a)	115,000,000	114,913,375
6/10/04	1.05 (a)	40,000,000	40,000,000
6/24/04	1.04 (a)	50,000,000	49,995,923
6/28/04	1.02 (a)	50,000,000	49,988,414
7/7/04	1.02 (a)	25,000,000	24,992,545
2/15/05	1.16	35,510,000	36,977,597
3/29/05	1.40	50,000,000	50,000,000
4/28/05	1.35	100,000,000	100,000,000
5/3/05	1.40	47,000,000	47,000,000
5/4/05	1.54	65,000,000	65,000,000
5/13/05	1.59	50,000,000	50,000,000
			738,845,931
Discount Notes - 15.6%
6/10/04	1.21	40,000,000	39,988,000
7/1/04	1.05	7,200,000	7,193,700
7/6/04	1.05	75,000,000	74,923,438
7/7/04	1.05	4,200,000	4,195,590
7/14/04	1.03	143,000,000	142,824,070
7/14/04	1.04	125,000,000	124,844,722
7/14/04	1.05	88,000,000	87,889,633
7/21/04	1.06	150,000,000	149,779,167
8/20/04	1.40	10,000,000	9,969,333
8/27/04	1.09	165,000,000	164,565,363
9/10/04	1.09	250,000,000	249,242,498
10/13/04	1.19	34,000,000	33,850,032
10/20/04	1.21	11,000,000	10,948,300
11/10/04	1.42	70,000,000	69,555,850
3/4/05	1.21	75,000,000	74,310,000
			1,244,079,696
			1,982,925,627
Federal Home Loan Bank - 7.7%
Agency Coupons - 6.6%
6/15/04	1.03 (a)	75,000,000	74,988,747
6/21/04	1.04 (a)	40,000,000	39,993,544
8/18/04	1.30	25,000,000	25,000,000
8/26/04	1.17 (a)	200,000,000	199,863,579
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Federal Home Loan Bank - continued
Agency Coupons - continued
12/16/04	1.17%	$ 75,000,000	$ 75,000,000
2/25/05	1.40	50,000,000	50,000,000
4/15/05	1.35	60,000,000	60,000,000
			524,845,870
Discount Notes - 1.1%
7/16/04	1.07	55,000,000	54,927,125
11/10/04	1.42	32,000,000	31,796,960
			86,724,085
			611,569,955
Freddie Mac - 4.4%
Agency Coupons - 0.5%
1/15/05	1.13	20,000,000	20,700,484
2/15/05	1.17	14,740,000	15,014,825
			35,715,309
Discount Notes - 3.9%
7/6/04	1.05	4,000,000	3,995,917
9/17/04	1.09	86,000,000	85,721,360
9/22/04	1.09	10,540,000	10,504,269
10/19/04	1.21	5,450,000	5,424,567
11/2/04	1.27	38,000,000	37,795,180
11/9/04	1.42	75,000,000	74,527,063
11/16/04	1.46	22,000,000	21,851,133
12/2/04	1.53	25,000,000	24,807,056
2/8/05	1.33	48,859,000	48,410,963
			313,037,508
			348,752,817
TOTAL FEDERAL AGENCIES			2,943,248,399
U.S. Treasury Obligations - 1.3%

U.S. Treasury Bills - 0.7%
10/14/04	1.05	57,000,000	56,777,486
U.S. Treasury Notes - 0.6%
8/31/04	1.16	25,000,000	25,057,383
8/31/04	1.28	20,000,000	20,039,856
			45,097,239
TOTAL U.S. TREASURY OBLIGATIONS			101,874,725
Repurchase Agreements - 61.7%
	Maturity Amount	Value (Note 1)
In a joint trading account (Collateralized by U.S. Government Obligations dated 5/28/04 due 6/1/04 at 1.0435%) (b)	$ 4,589,532,074	$ 4,589,000,000
In a joint trading account (Collateralized by U.S. Government Obligations dated 5/28/04 due 6/1/04 At 1.0440%) (b)	318,236,912	318,200,000
TOTAL REPURCHASE AGREEMENTS		4,907,200,000
TOTAL INVESTMENT PORTFOLIO - 100.0%		7,952,323,124
NET OTHER ASSETS - 0.0%		(2,515,262)
NET ASSETS - 100%		$ 7,949,807,862
Total Cost for Income Tax Purposes $ 7,952,323,124
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(b) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$4,589,000,000 due 6/1/04 at 1.0435%
UBS Securities LLC	$ 987,499,036
Bank of America, National Association	846,427,745
Banc of America Securities LLC	775,892,100
Barclays Capital Inc.	564,285,164
BNP Paribas Securities Corp.	423,213,873
Repurchase Agreement/ Counterparty	Value
Societe Generale, New York Branch	$ 341,343,431
Merrill Lynch Government Securities, Inc.	297,660,424
Countrywide Securities Corporation	126,964,162
Bear Stearns & Co. Inc.	98,749,904
Wachovia Capital Markets, LLC	70,535,645
Morgan Stanley & Co. Incorporated	56,428,516
$ 4,589,000,000
$318,200,000 due 6/1/04 at 1.0440%
Credit Suisse First Boston LLC	$ 116,131,387
Merrill Lynch Government Securities, Inc.	74,324,088
Morgan Stanley & Co. Incorporated	69,678,832
Banc of America Securities LLC	58,065,693
$ 318,200,000
Income Tax Information
At May 31, 2004, the fund had a capital loss carryforward of approximately $38,000 all of which will expire on May 31, 2012.

A total of 7.52% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax (unaudited). The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

May 31, 2004

Assets
Investment in securities, at value (including repurchase agreements of $4,907,200,000) - See accompanying schedule		$ 7,952,323,124
Cash		42,379
Interest receivable		4,639,954
Prepaid expenses		11,386
Total assets		7,957,016,843

Liabilities
Distributions payable	$ 7,127,223
Other affiliated payables	52,166
Other payables and accrued expenses	29,592
Total liabilities		7,208,981

Net Assets		$ 7,949,807,862
Net Assets consist of:
Paid in capital		$ 7,949,812,842
Undistributed net investment income		143,387
Accumulated net realized gain (loss) on investments		(148,367)
Net Assets, for 7,949,758,972 shares outstanding		$ 7,949,807,862
Net Asset Value, offering price and redemption price per share ($7,949,807,862 ÷ 7,949,758,972 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Year ended May 31, 2004

Investment Income
Interest		$ 55,679,453

Expenses
Accounting fees and expenses	$ 413,510
Non-interested trustees' compensation	21,051
Custodian fees and expenses	27,642
Audit	31,202
Legal	1,074
Miscellaneous	14,375
Total expenses before reductions	508,854
Expense reductions	(138)	508,716
Net investment income		55,170,737
Net realized gain (loss) on investment securities		(131,362)
Net increase in net assets resulting from operations		$ 55,039,375

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended May 31, 2004	Year ended May 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 55,170,737	$ 51,336,214
Net realized gain (loss)	(131,362)	22,073
Net increase (decrease) in net assets resulting from operations	55,039,375	51,358,287
Distributions to shareholders from net investment income	(55,035,397)	(51,336,214)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	34,199,994,003	23,360,049,357
Cost of shares redeemed	(30,536,702,139)	(22,902,732,024)
Net increase (decrease) in net assets and shares resulting from share transactions	3,663,291,864	457,317,333
Total increase (decrease) in net assets	3,663,295,842	457,339,406

Net Assets
Beginning of period	4,286,512,020	3,829,172,614
End of period (including undistributed net investment income of $143,387 and undistributed net investment income of $0, respectively)	$ 7,949,807,862	$ 4,286,512,020

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended May 31,	2004	2003	2002	2001	2000 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.011	.016	.025	.060	.051
Distributions from net investment income	(.011)	(.016)	(.025)	(.060)	(.051)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.11%	1.59%	2.57%	6.22%	5.17%
Ratios to Average Net Assets E
Expenses before expense reductions	.0102%	.0113%	.0115%	.0107%	.0093% A
Expenses net of voluntary waivers, if any	.0102%	.0113%	.0115%	.0107%	.0093% A
Expenses net of all reductions	.0102%	.0113%	.0113%	.0105%	.0093% A
Net investment income	1.10%	1.53%	2.56%	6.04%	5.75% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,949,808	$ 4,286,512	$ 3,829,173	$ 4,029,347	$ 6,623,840

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period July 1, 1999 (commencement of operations) to May 31, 2000.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended May 31, 2004

1. Significant Accounting Policies.

Fidelity Securities Lending Cash Central Fund (the fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions,

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Repurchase Agreements - continued

in repurchase agreements that are collateralized by commercial paper obligations, corporate obligations and mortgage loan obligations which may be below investment-grade quality, and equity securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the fund with investment management services. The fund does not pay any fees for these services.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

4. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $138.

5. Other Information.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Revere Street Trust and the Shareholders of Fidelity Securities Lending Cash Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Securities Lending Cash Central Fund (a fund of Fidelity Revere Street Trust) at May 31, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Securities Lending Cash Central Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 30, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, each of the Trustees oversees 292 funds advised by FMR or an affiliate. Mr. McCoy oversees 294 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1996

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of Securities Lending Cash Central (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1996

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1996

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. (leadership education for arts and culture). Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1996

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (65)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Revere Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Revere Street Trust. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Dwight D. Churchill (50)

Year of Election or Appointment: 2000

Vice President of Securities Lending Cash Central. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

David L. Murphy (56)

Year of Election or Appointment: 2002

Vice President of Securities Lending Cash Central. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002) and Vice President of certain Asset Allocation Funds (2003). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003) and a Vice President of FMR (2000). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Robert A. Litterst (43)

Year of Election or Appointment: 2001

Vice President of Securities Lending Cash Central. He is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Litterst managed a variety of Fidelity funds.

Eric D. Roiter (55)

Year of Election or Appointment: 1999

Secretary of Securities Lending Cash Central. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of Securities Lending Cash Central. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (45)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Securities Lending Cash Central. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of Securities Lending Cash Central. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Securities Lending Cash Central. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of Securities Lending Cash Central. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (57)
Year of Election or Appointment: 1999 Assistant Treasurer of Securities Lending Cash Central. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Securities Lending Cash Central. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of Securities Lending Cash Central. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2002 Assistant Treasurer of Securities Lending Cash Central. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (46)

Year of Election or Appointment: 1999

Assistant Treasurer of Securities Lending Cash Central. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Trust Instrument to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	31,113,140,242.10	100.000
Against	0.00	0.000
Abstain	0.00	0.000
TOTAL	31,113,140,242.10	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Ralph F. Cox
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Laura B. Cronin
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Robert M. Gates
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
George H. Heilmeier
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Abigail P. Johnson
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
	# of Votes	% of Votes
Edward C. Johnson 3d
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Donald J. Kirk
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Marie L. Knowles
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Ned C. Lautenbach
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Marvin L. Mann
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
William O. McCoy
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Robert L. Reynolds
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
William S. Stavropoulos
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
* Denotes trust-wide proposals and voting results.

Annual Report

Fidelity® Cash Central Fund

Annual Report

May 31, 2004

1.743118.104 379001

Investments May 31, 2004

Showing Percentage of Net Assets

Federal Agencies - 44.1%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Fannie Mae - 32.1%
Agency Coupons - 16.6%
6/1/04	0.98% (a)	$ 250,000,000	$ 249,923,644
6/1/04	1.00 (a)	990,000,000	989,891,947
6/6/04	0.99 (a)	300,000,000	299,774,022
6/10/04	1.05 (a)	235,000,000	235,000,000
6/24/04	1.04 (a)	300,000,000	299,975,535
6/27/04	0.99 (a)	300,000,000	299,896,619
6/28/04	1.02 (a)	310,000,000	309,928,167
7/7/04	1.02 (a)	148,000,000	147,955,867
3/29/05	1.40	230,000,000	230,000,000
4/28/05	1.35	314,000,000	314,000,000
5/3/05	1.40	140,000,000	140,000,000
5/4/05	1.54	210,000,000	210,000,000
5/13/05	1.59	144,000,000	144,000,000
			3,870,345,801
Discount Notes - 15.5%
6/10/04	1.21	250,000,000	249,925,000
6/25/04	1.12	100,000,000	99,926,333
7/1/04	1.05	114,369,282	114,269,209
7/14/04	1.03	471,147,000	470,567,358
7/14/04	1.04	100,000,000	99,875,778
7/14/04	1.05	311,784,000	311,392,971
7/21/04	1.06	350,000,000	349,484,722
7/23/04	1.28	123,714,000	123,488,841
8/20/04	1.40	90,000,000	89,724,000
8/27/04	1.09	483,000,000	481,727,698
9/10/04	1.09	1,075,000,000	1,071,742,749
11/10/04	1.42	130,000,000	129,175,150
3/4/05	1.21	37,000,000	36,659,600
			3,627,959,409
			7,498,305,210
Federal Home Loan Bank - 8.7%
Agency Coupons - 8.2%
6/15/04	1.03 (a)	395,000,000	394,939,793
6/21/04	1.04 (a)	225,000,000	224,963,687
8/18/04	1.30	75,000,000	75,000,000
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Federal Home Loan Bank - continued
Agency Coupons - continued
8/26/04	1.17% (a)	$ 515,000,000	$ 514,648,715
12/16/04	1.17	270,000,000	270,000,000
2/25/05	1.40	225,000,000	225,000,000
4/15/05	1.35	220,000,000	220,000,000
			1,924,552,195
Discount Notes - 0.5%
11/10/04	1.42	105,000,000	104,333,775
			2,028,885,970
Freddie Mac - 3.3%
Discount Notes - 3.3%
8/10/04	1.10	65,000,000	64,862,236
10/19/04	1.21	40,000,000	39,813,333
11/2/04	1.27	103,556,000	102,997,833
11/9/04	1.42	372,839,000	370,487,939
11/16/04	1.46	62,800,000	62,375,053
12/2/04	1.53	131,119,000	130,107,053
			770,643,447
TOTAL FEDERAL AGENCIES			10,297,834,627
U.S. Treasury Obligations - 1.7%

U.S. Treasury Notes - 1.7%
8/31/04	1.16	220,000,000	220,504,970
8/31/04	1.25	85,000,000	85,175,130
8/31/04	1.28	40,000,000	40,079,892
8/31/04	1.30	10,000,000	10,019,370
11/30/04	1.24	50,000,000	50,181,516
TOTAL U.S. TREASURY OBLIGATIONS			405,960,878
Time Deposits - 6.4%

RaboBank Nederland Coop. Central
6/1/04	1.05	1,000,000,000	1,000,000,000
Societe Generale
6/1/04	1.05	500,000,000	500,000,000
TOTAL TIME DEPOSITS			1,500,000,000
Repurchase Agreements - 47.8%
	Maturity Amount	Value (Note 1)
In a joint trading account (Collateralized by U.S. Government Obligations dated 5/28/04 due 6/1/04 at 1.0435%) (b)	$ 6,767,097,524	$ 6,766,313,000
In a joint trading account with Merrill Lynch Government Securities, Inc. (Collateralized by U.S. Government Obligations dated 5/28/04 due 6/1/04 at 1.0400%)	53,830,220	53,824,000
In a joint trading account (Collateralized by U.S. Government Obligations dated 5/28/04 due 6/1/04 at 1.0440%) (b)	756,172,707	756,085,000
In a joint trading account (Collateralized by U.S. Treasury Obligations dated 5/28/04 due 6/1/04 at 0.9946%) (b)	3,414,152,263	3,413,775,000
In a joint trading account (Collateralized by U.S. Treasury Obligations dated 5/28/04 due 6/1/04 at 0.9868%) (b)	190,111,841	190,091,000
TOTAL REPURCHASE AGREEMENTS		11,180,088,000
TOTAL INVESTMENT PORTFOLIO - 100.0%		23,383,883,505
NET OTHER ASSETS - 0.0%		(6,285,931)
NET ASSETS - 100%		$ 23,377,597,574
Total Cost for Income Tax Purposes $ 23,383,883,505
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(b) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$6,766,313,000 due 6/1/04 at 1.0435%
UBS Securities LLC	$ 1,456,031,285
Bank of America, National Association	1,248,026,816
Banc of America Securities LLC	1,144,024,581
Barclays Capital Inc.	832,017,877
BNP Paribas Securities Corp.	624,013,408
Repurchase Agreement/ Counterparty	Value
$6,766,313,000 due 6/1/04 at 1.0435% - continued
Societe Generale, New York Branch	$ 503,298,430
Merrill Lynch Government Securities, Inc.	438,889,430
Countrywide Securities Corporation	187,204,022
Bear Stearns & Co. Inc.	145,603,128
Wachovia Capital Markets, LLC	104,002,235
Morgan Stanley & Co. Incorporated	83,201,788
$ 6,766,313,000
$756,085,000 due 6/1/04 at 1.0440%
Credit Suisse First Boston LLC	$ 275,943,431
Merrill Lynch Government Securities, Inc.	176,603,796
Morgan Stanley & Co. Incorporated	165,566,058
Banc of America Securities LLC	137,971,715
$ 756,085,000
$3,413,775,000 due 6/1/04 at 0.9946%
J.P. Morgan Securities, Inc.	$ 872,518,904
Merrill Lynch Goverment Securities, Inc.	677,656,349
Deutsche Bank Securities Inc.	436,259,452
Barclays Capital Inc.	354,824,354
BNP Paribas Securities Corp.	290,839,635
WestLB AG	290,839,635
Repurchase Agreement/ Counterparty	Value
Morgan Stanley & Co. Incorporated	$ 198,021,072
Greenwich Capital Markets, Inc.	171,595,384
Credit Suisse First Boston LLC	121,220,215
$ 3,413,775,000
$190,091,000 due 6/1/04 at 0.9868%
Barclays Capital Inc.	$ 74,393,873
Credit Suisse First Boston LLC	65,376,435
State Street Bank and Trust Company	50,320,692
$ 190,091,000
Other Information

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $14,776,857. The weighted average interest rate was 1.15%. Interest earned from the interfund lending program amounted to $46,256 and is included in interest income on the Statement of Operations. At period end, there were no interfund loans outstanding.

Income Tax Information
At May 31, 2004, the fund had a capital loss carryforward of approximately $208,000 all of which will expire on May 31, 2012.

A total of 7.89% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax (unaudited). The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

May 31, 2004

Assets
Investment in securities, at value (including repurchase agreements of $11,180,088,000) - See accompanying schedule		$ 23,383,883,505
Cash		261,738
Interest receivable		14,758,995
Prepaid expenses		74,325
Total assets		23,398,978,563

Liabilities
Distributions payable	$ 21,337,762
Other payables and accrued expenses	43,227
Total liabilities		21,380,989

Net Assets		$ 23,377,597,574
Net Assets consist of:
Paid in capital		$ 23,373,067,646
Undistributed net investment income		5,606,957
Accumulated net realized gain (loss) on investments		(1,077,029)
Net Assets, for 23,372,287,647 shares outstanding		$ 23,377,597,574
Net Asset Value, offering price and redemption price per share ($23,377,597,574 ÷ 23,372,287,647 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Year ended May 31, 2004

Investment Income
Interest		$ 258,027,638

Expenses
Non-interested trustees' compensation	$ 104,175
Custodian fees and expenses	144,944
Audit	29,851
Legal	6,014
Insurance	94,652
Total expenses		379,636
Net investment income		257,648,002
Net realized gain (loss) on investment securities		(1,077,029)
Net increase in net assets resulting from operations		$ 256,570,973

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended May 31, 2004	Year ended May 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 257,648,002	$ 339,154,707
Net realized gain (loss)	(1,077,029)	699,257
Net increase (decrease) in net assets resulting from operations	256,570,973	339,853,964
Distributions to shareholders from net investment income	(257,233,614)	(339,154,707)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	132,141,209,139	118,358,889,839
Cost of shares redeemed	(133,937,848,247)	(120,877,065,917)
Net increase (decrease) in net assets and shares resulting from share transactions	(1,796,639,108)	(2,518,176,078)
Total increase (decrease) in net assets	(1,797,301,749)	(2,517,476,821)

Net Assets
Beginning of period	25,174,899,323	27,692,376,144
End of period (including undistributed net investment income of $5,606,957 and undistributed net investment income of $0, respectively)	$ 23,377,597,574	$ 25,174,899,323

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended May 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.011	.016	.026	.060	.054
Distributions from net investment income	(.011)	(.016)	(.026)	(.060)	(.054)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.11%	1.58%	2.68%	6.21%	5.50%
Ratios to Average Net Assets B
Expenses before expense reductions	.0016%	.0016%	.0017%	.0016%	.0017%
Expenses net of voluntary waivers, if any	.0016%	.0016%	.0017%	.0016%	.0017%
Expenses net of all reductions	.0016%	.0016%	.0016%	.0016%	.0017%
Net investment income	1.10%	1.58%	2.63%	6.04%	5.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,377,598	$ 25,174,899	$ 27,692,376	$ 28,927,649	$ 23,886,943

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended May 31, 2004

1. Significant Accounting Policies.

Fidelity Cash Central Fund (the fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations, corporate obligations and mortgage loan obligations which may be below investment-grade quality, and equity securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the fund with investment management services. The fund does not pay any fees for these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Other Information.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Revere Street Trust and the Shareholders of Fidelity Cash Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Cash Central Fund (a fund of Fidelity Revere Street Trust) at May 31, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Cash Central Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 30, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, each of the Trustees oversees 292 funds advised by FMR or an affiliate. Mr. McCoy oversees 294 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1996

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of Cash Central (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1996

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1996

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. (leadership education for arts and culture). Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1996

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (65)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Revere Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Revere Street Trust. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Dwight D. Churchill (50)

Year of Election or Appointment: 2000

Vice President of Cash Central. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

David L. Murphy (56)

Year of Election or Appointment: 2002

Vice President of Cash Central. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002) and Vice President of certain Asset Allocation Funds (2003). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003) and a Vice President of FMR (2000). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Robert A. Litterst (43)

Year of Election or Appointment: 2001

Vice President of Cash Central. He is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Litterst managed a variety of Fidelity funds.

Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of Cash Central. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of Cash Central. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (45)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Cash Central. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of Cash Central. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Cash Central. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of Cash Central. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (57)
Year of Election or Appointment: 1996 Assistant Treasurer of Cash Central. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Cash Central. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of Cash Central. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2002 Assistant Treasurer of Cash Central. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (46)

Year of Election or Appointment: 1996

Assistant Treasurer of Cash Central. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Trust Instrument to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	31,113,140,242.10	100.000
Against	0.00	0.000
Abstain	0.00	0.000
TOTAL	31,113,140,242.10	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Ralph F. Cox
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Laura B. Cronin
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Robert M. Gates
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
George H. Heilmeier
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Abigail P. Johnson
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
	# of Votes	% of Votes
Edward C. Johnson 3d
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Donald J. Kirk
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Marie L. Knowles
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Ned C. Lautenbach
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Marvin L. Mann
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
William O. McCoy
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Robert L. Reynolds
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
William S. Stavropoulos
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
* Denotes trust-wide proposals and voting results.

Annual Report

Fidelity® Municipal
Cash Central Fund

Annual Report

May 31, 2004

1.743117.104 377641

Investments May 31, 2004

Showing Percentage of Net Assets

Municipal Securities - 99.6%
	Principal Amount	Value (Note 1)
Alabama - 2.8%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1995 E, 1.08%, VRDN (a)	$ 26,500,000	$ 26,500,000
Series 1999 C, 1.1%, VRDN (a)	24,000,000	24,000,000
1.23%, VRDN (a)(b)	3,600,000	3,600,000
Mobile Indl. Dev. Board Rev.:
(Alabama Pwr. Theodore Plant Proj.) Series A, 1.14%, VRDN (a)(b)	4,000,000	4,000,000
(Newark Group Ind. Proj.) 1.09%, LOC Wachovia Bank NA, VRDN (a)(b)	5,725,000	5,725,000
Montgomery Alaha Spl. Care Facilities Fing. Auth. Prog. Rev. (Mizell Memorial Hosp. Proj.) 1.1%, LOC AmSouth Bank NA, Birmingham, VRDN (a)	6,000,000	6,000,000
		69,825,000
Arizona - 1.5%
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 1994 A, 1.1%, LOC KBC Bank NV, VRDN (a)(b)	25,850,000	25,850,000
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev. Bonds (American Wtr. Cap. Corp. Proj.) Series 1988, 1.22% tender 9/7/04, CP mode (b)	3,000,000	3,000,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 1.18%, LOC Fannie Mae, VRDN (a)(b)	4,200,325	4,200,325
(San Remo Apts. Proj.) 1.1%, LOC Fannie Mae, VRDN (a)(b)	1,300,000	1,300,000
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series PT 1082, 1.15% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,605,000	2,605,000
Tucson Indl. Dev. Auth. Rev. (Clarion Santa Rita Hotel Proj.) Series 2002, 1.15%, LOC Bank One NA, Chicago, VRDN (a)(b)	2,250,000	2,250,000
		39,205,325
Arkansas - 0.4%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 1998, 1.21%, LOC AmSouth Bank NA, Birmingham, VRDN (a)(b)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Arkansas - continued
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Floaters 01 708, 1.19% (Liquidity Facility Morgan Stanley) (a)(b)(c)	$ 6,500,000	$ 6,500,000
Series ROC II R121, 1.16% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)(c)	2,640,000	2,640,000
		10,140,000
California - 6.8%
California Hsg. Fin. Agcy. Home Mtg. Rev.:
Series 2001 A, 1.15% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)(b)	13,470,000	13,470,000
Series 2001 J, 1.07% (FSA Insured), VRDN (a)(b)	39,000,000	39,000,000
Series 2001 N, 1.1% (FSA Insured), VRDN (a)(b)	12,920,000	12,920,000
Series 2002 U, 1.07% (FSA Insured), VRDN (a)(b)	8,250,000	8,250,000
Series F, 1.1% (AMBAC Insured), VRDN (a)(b)	11,065,000	11,065,000
Series M, 1.1% (Liquidity Facility Bank of America NA), VRDN (a)(b)	7,100,000	7,100,000
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
(Pacific Gas & Elec. Co. Proj.) Series 1997 B, 1.12%, LOC Bank One NA, Chicago, VRDN (a)(b)	32,000,000	32,000,000
Series 1996 F, 1.07%, LOC Bank One NA, Chicago, VRDN (a)	11,000,000	11,000,000
California Poll. Cont. Fing. Auth. Resource Recovery Rev. (Burney Forest Prod. Proj.) 1.08%, LOC Union Bank of California, VRDN (a)(b)	13,000,000	13,000,000
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 1.2%, VRDN (a)(b)	23,900,000	23,900,000
Los Angeles Reg'l. Arpt. Impt. Rev. (Compagne Nationale Air France Int'l. Arpt. Proj.) 1.28%, LOC Societe Generale, VRDN (a)(b)	1,425,000	1,425,000
		173,130,000
Colorado - 1.2%
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 1.21%, LOC Bank One NA, Chicago, VRDN (a)	1,000,000	1,000,000
Colorado Hsg. & Fin. Auth. Series 2002 A3, 1.13% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	6,670,000	6,670,000
Colorado Springs Utils. Rev. Participating VRDN Series SGA 88, 1.13% (Liquidity Facility Societe Generale) (a)(c)	4,400,000	4,400,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Colorado - continued
Denver City & County Arpt. Rev.:
Participating VRDN:
Series PA 1186, 1.16% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	$ 2,500,000	$ 2,500,000
Series PT 688, 1.16% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	6,235,000	6,235,000
Series PT 920, 1.16% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,500,000	1,500,000
Series 2000 B, 1.16% (MBIA Insured), VRDN (a)(b)	5,800,000	5,800,000
Larimer County School District #R1, Poudre Participating VRDN Series ROC II R4535, 1.12% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,855,000	2,855,000
		30,960,000
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 1.24%, VRDN (a)(b)	7,000,000	7,000,000
Series 1993 C, 1.23%, VRDN (a)	700,000	700,000
Series 1999 B, 1.65%, VRDN (a)(b)	1,100,000	1,100,000
		8,800,000
District Of Columbia - 1.9%
District of Columbia Gen. Oblig.:
Participating VRDN Series Merlots 01 A127, 1.14% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,130,000	3,130,000
Series B, 1.08% (FSA Insured), VRDN (a)	31,495,000	31,495,000
District of Columbia Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN Series RF 00 4, 1.21% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	750,000	750,000
Metro. Washington Arpt. Auth. Sys. Rev. Participating VRDN Series Putters 404, 1.13% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,700,000	1,700,000
Metro. Washington Arpts. Auth. Participating VRDN Series MSTC 01 130, 1.15% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)(c)	11,060,000	11,060,000
		48,135,000
Florida - 6.1%
Collier County Health Facilities Auth. Hosp. Rev. (Cleveland Clinic Health Sys. Proj.) Series 2003 C1, 1.08%, LOC JPMorgan Chase Bank, VRDN (a)	31,875,000	31,875,000
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 1.12%, VRDN (a)	1,200,000	1,200,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Escambia County Hsg. Fin. Rev. Participating VRDN Series RF 00 15, 1.21% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	$ 1,485,000	$ 1,485,000
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.):
Series 1995 A, 1.12%, VRDN (a)	8,000,000	8,000,000
Series 1997 B, 1.12%, VRDN (a)	4,200,000	4,200,000
Lee County Indl. Dev. Auth. Health Care Facilities Rev. (Hope Hospice Proj.) 1.08%, LOC Suntrust Bank, VRDN (a)	9,800,000	9,800,000
Manatee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (La Miranda Gardens Proj.) Series A, 1.14%, LOC Suntrust Bank, VRDN (a)(b)	2,500,000	2,500,000
Manatee County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1994, 1.1%, VRDN (a)	8,000,000	8,000,000
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating VRDN Series PT 918, 1.16% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,955,000	1,955,000
Saint Lucie County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 1.12%, VRDN (a)	78,755,000	78,755,000
Tampa Bay Wtr. Util. Sys. Rev. 1.17%, LOC Bank of America NA, VRDN (a)(b)	7,000,000	7,000,000
		154,770,000
Georgia - 1.9%
Appling County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Hatch Proj.) Second Series 2001, 1.13%, VRDN (a)(b)	1,500,000	1,500,000
Atlanta Arpt. Rev. Participating VRDN Series PT 901, 1.16% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	6,175,000	6,175,000
Atlanta Wtr. & Wastewtr. Rev. Series C, 1.08% (FSA Insured), VRDN (a)	8,615,000	8,615,000
Canton Hsg. Auth. Multi-family Hsg. Rev. (Alta Ridgewalk Apts. Proj.) Series 2003, 1.13%, LOC AmSouth Bank NA, Birmingham, VRDN (a)(b)	11,950,000	11,950,000
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2000 B, 1.12%, LOC Gen. Elec. Cap. Corp., VRDN (a)(b)	2,900,000	2,900,000
DeKalb County Dev. Auth. Indl. Dev. Rev. (Qualex Proj.) 1.21%, LOC Comerica Bank, Texas, VRDN (a)(b)	1,310,000	1,310,000
Fulton County Hsg. Auth. Rev. (Legacy Cmnty. Partnership, Inc. Proj.) 1.19% (American Int'l. Group, Inc. Guaranteed), VRDN (a)	2,700,000	2,700,000
Gainesville & Hall County Dev. Auth. Indl. Exempt Facility Rev. (Spout Springs Wtr. LLC Proj.) 1.17%, LOC Bank of America NA, VRDN (a)(b)	1,500,000	1,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Georgia - continued
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev. (Herrington Mill Apts. Proj.) 1.15%, LOC Suntrust Bank, VRDN (a)(b)	$ 2,000,000	$ 2,000,000
Liberty County Indl. Auth. (Hy-Sil Manufacturing Co., Inc. Proj.) Series 2001 B, 1.15%, LOC Suntrust Bank, VRDN (a)(b)	2,575,000	2,575,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) 1.08% (MBIA Insured), VRDN (a)	3,000,000	3,000,000
Putnam Dev. Auth. Swr. Facility Rev. (Oconee Crossings Wharf Proj.) 1.2%, LOC Wachovia Bank NA, VRDN (a)(b)	4,885,000	4,885,000
		49,110,000
Idaho - 0.0%
Idaho Hsg. & Fin. Assn Participating VRDN Series PA 145A, 1.15% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	744,000	744,000
Illinois - 13.7%
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) 1.2%, LOC Fannie Mae, VRDN (a)(b)	1,415,000	1,415,000
Chicago Gen. Oblig. Participating VRDN Series EGL 01 1303, 1.21% (Liquidity Facility Citibank NA, New York) (a)(c)	2,450,000	2,450,000
Chicago Midway Arpt. Rev.:
Series 1998 A, 1.1% (MBIA Insured), VRDN (a)(b)	32,500,000	32,500,000
Series 1998 B, 1.1% (MBIA Insured), VRDN (a)(b)	72,500,000	72,500,000
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series ROC II R239. 1.16% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)(c)	5,200,000	5,200,000
Chicago Wastewtr. Transmission Rev. Participating VRDN Series PZ 40, 1.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,120,000	2,120,000
Illinois Dev. Fin. Auth. Indl. Dev. Rev. (Belmont Steel Proj.) Series 1991, 1.3%, LOC Lasalle Bank NA, VRDN (a)(b)	1,500,000	1,500,000
Illinois Dev. Fin. Auth. Rev. (Jewish Federation Metro. Chicago Projs.) 1.08% (AMBAC Insured), VRDN (a)	4,800,000	4,800,000
Illinois Gen. Oblig.:
Participating VRDN:
Series EGL 02 1301, 1.12% (Liquidity Facility Citibank NA, New York) (a)(c)	5,900,000	5,900,000
Series EGL 02 1304, 1.12% (Liquidity Facility Citibank NA, New York) (a)(c)	5,040,000	5,040,000
Series 2003 B, 1.08% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	95,900,000	95,900,000
Illinois Health Facilities Auth. Rev.:
(Resurrection Health Care Proj.) Series 1999 A, 1.1% (FSA Insured), VRDN (a)	59,375,000	59,375,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Illinois - continued
Illinois Health Facilities Auth. Rev.: - continued
(Univ. of Chicago Hosps. Proj.) Series 1998, 1.08% (MBIA Insured), VRDN (a)	$ 41,520,000	$ 41,520,000
Illinois Student Assistance Commission Student Ln. Rev. Series 1996 A, 1.12%, LOC Bank of America NA, VRDN (a)(b)	4,400,000	4,400,000
Lake County Forest Preservation District Participating VRDN Series ROC II R2059, 1.12% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,054,000	2,054,000
Lemont Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.) 1.13%, LOC Bank of New York, New York, VRDN (a)(b)	7,650,000	7,650,000
Will & Kendall Counties Cmnty. Consolidated School District #202 Participating VRDN Series ROC II R4031, 1.12% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,600,000	2,600,000
		346,924,000
Indiana - 1.3%
Burns Hbr. Indl. Dev. Rev. (J&F Steel Corp. Proj.) 1.27%, LOC Societe Generale, VRDN (a)(b)	1,400,000	1,400,000
Indiana Bond Bank Rev. Participating VRDN Series ROC II R2079, 1.12% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,435,000	2,435,000
Indiana Dev. Fin. Auth. Envir. Rev. (Republic Svcs., Inc. Proj.) Series 2001, 1.13%, LOC Suntrust Bank, VRDN (a)(b)	3,800,000	3,800,000
Indiana Dev. Fin. Auth. Indl. Dev. Rev. (Republic Services, Inc. Proj.) 1.13%, LOC Suntrust Bank, VRDN (a)(b)	4,250,000	4,250,000
Indiana Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series LB 03 L45J, 1.18% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	7,565,000	7,565,000
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN Series PT 731, 1.16% (Liquidity Facility Danske Bank AS) (a)(b)(c)	2,600,000	2,600,000
Lawrence County Indl. Dev. Rev. (D&M Tool Proj.) 1.26%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)(b)	800,000	800,000
Whiting Envir. Facilities Rev. (BP Products North America, Inc. Proj.) 1.13%, VRDN (a)(b)	10,000,000	10,000,000
		32,850,000
Iowa - 0.1%
Iowa Fin. Auth. Indl. Dev. Rev. (Grafco Industries Proj.) Series 1999, 1.22%, LOC Bank of America NA, VRDN (a)(b)	1,400,000	1,400,000
Kansas - 0.1%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) 1.22%, LOC Bank of America NA, VRDN (a)(b)	3,600,000	3,600,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Kentucky - 2.1%
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 1.12%, LOC Bank One NA, Chicago, VRDN (a)(b)	$ 9,570,000	$ 9,570,000
Kenton County Arpt. Board Arpt. Rev. Participating VRDN Series PT 490, 1.16% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	3,125,000	3,125,000
Kentucky Econ. Dev. Fin. Auth. Hosp. Facilities Rev. (Baptist Health Care Proj.) Series B, 1.1% (MBIA Insured), VRDN (a)	7,335,000	7,335,000
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs., Inc. Proj.) Series 2000, 1.12%, LOC Bank of America NA, VRDN (a)(b)	2,920,000	2,920,000
Kentucky Hsg. Corp. Single Family Mtg. Rev. Participating VRDN Series PT 863, 1.16% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,880,000	2,880,000
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.):
Series 1999 A, 1.11% (United Parcel Svc. of America Guaranteed), VRDN (a)(b)	16,050,000	16,050,000
Series B, 1.1% (United Parcel Svc. of America Guaranteed), VRDN (a)(b)	10,000,000	10,000,000
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 1.28% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	1,795,000	1,795,000
		53,675,000
Louisiana - 4.2%
Calcasieu Parish Indl. Dev. Board Envir. Rev. (Citgo Petroleum Corp. Proj.):
Series 1994, 1.13%, LOC BNP Paribas SA, VRDN (a)(b)	15,300,000	15,300,000
1.13%, LOC BNP Paribas SA, VRDN (a)(b)	40,700,000	40,700,000
Jefferson Parish Home Mtg. Auth. Single Family Mtg. Rev. Participating VRDN Series LB 03 L51J, 1.18% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	3,750,000	3,750,000
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 A, 1.08%, LOC Bank One NA, Chicago, VRDN (a)	9,800,000	9,800,000
Plaquemines Parish Envir. Rev. (BP Exploration & Oil, Inc. Proj.) Series 1995, 1.13%, VRDN (a)(b)	12,800,000	12,800,000
Saint Charles Parish Poll. Cont. Rev.:
(Shell Oil Co. Proj.) Series A, 1.13%, VRDN (a)(b)	2,900,000	2,900,000
(Shell Oil Co.-Norco Proj.) Series 1993, 1.13%, VRDN (a)(b)	7,900,000	7,900,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Louisiana - continued
West Baton Rouge Parish Indl. District #3 Rev. (Dow Chemical Co. Proj.):
Series 1993, 1.23%, VRDN (a)(b)	$ 1,000,000	$ 1,000,000
Series 1994 A, 1.23%, VRDN (a)(b)	10,200,000	10,200,000
Series 1995, 1.23%, VRDN (a)(b)	1,050,000	1,050,000
		105,400,000
Maine - 0.4%
Maine Fin. Auth. Solid Waste Disposable Rev. 1.12%, LOC Wachovia Bank NA, VRDN (a)(b)	10,000,000	10,000,000
Maryland - 0.1%
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. (Barrington Apts. Proj.) Series A, 1.08%, LOC Fannie Mae, VRDN (a)(b)	2,800,000	2,800,000
Massachusetts - 2.4%
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Wheelabrator Millbury Proj.) 1.13%, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,000,000	5,000,000
Massachusetts Gen. Oblig. (Central Artery Proj.):
Series 2000 A, 1.1% (Liquidity Facility Landesbank Baden-Wuerttemberg), VRDN (a)	23,775,000	23,775,000
Series B, 1.1%, VRDN (a)	2,400,000	2,400,000
Massachusetts Health & Edl. Facilities Auth. Rev. (Partners Health Care Sys., Inc. Proj.) Series D6, 1.1%, VRDN (a)	21,700,000	21,700,000
Massachusetts Wtr. Resources Auth. Series 2002 D, 1.08%, LOC Landesbank Baden-Wuerttemberg, VRDN (a)	7,900,000	7,900,000
		60,775,000
Michigan - 1.0%
Detroit Swr. Disp. Rev.:
Participating VRDN Series Merlots 01 A112, 1.14% (Liquidity Facility Wachovia Bank NA) (a)(c)	2,470,000	2,470,000
Series B, 1.08% (FSA Insured), VRDN (a)	14,300,000	14,300,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 1999 B2, 1.13% (MBIA Insured), VRDN (a)(b)	6,850,000	6,850,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Mans Proj.) Series 1998, 1.22%, LOC Comerica Bank, Detroit, VRDN (a)(b)	700,000	700,000
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.) Series 1988 A, 1.45%, VRDN (a)	1,100,000	1,100,000
		25,420,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Minnesota - 1.0%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Children's Health Care Proj.) Series B, 1.09% (FSA Insured), VRDN (a)	$ 5,250,000	$ 5,250,000
Minneapolis Multi-family Rev. (Gateway Real Estate Proj.) 1.12%, LOC Lasalle Bank NA, VRDN (a)(b)	1,350,000	1,350,000
Minnesota Gen. Oblig. Participating VRDN:
Series MS 01 719, 1.11% (Liquidity Facility Morgan Stanley) (a)(c)	5,400,000	5,400,000
Series ROC II R4039, 1.12% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	3,675,000	3,675,000
Minnesota Hsg. Fin. Agcy. Participating VRDN Series LB 03 L28J, 1.23% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	5,475,000	5,475,000
Plymouth Multi-family Hsg. Rev. (At the Lakes Apts. Proj.) Series 1997 A, 1.21%, LOC Fannie Mae, VRDN (a)(b)	3,060,000	3,060,000
		24,210,000
Mississippi - 2.6%
Jackson County Poll Cont. Rev. (Cheveron U.S.A., Inc. Proj.) Series 1993 1.08%, VRDN (a)	3,700,000	3,700,000
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A, Inc. Proj.) Series 1994, 1.13%, VRDN (a)(b)	17,350,000	17,350,000
Mississippi Gen. Oblig. Series 2003 E, 1.03% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	35,000,000	35,000,000
Mississippi Home Corp. Single Family Rev. Participating VRDN Series MS 714, 1.19% (Liquidity Facility Morgan Stanley) (a)(b)(c)	10,285,000	10,285,000
		66,335,000
Missouri - 0.7%
Missouri Board Pub. Bldgs. Spl. Oblig. Participating VRDN Series Merlots B38, 1.14% (Liquidity Facility Wachovia Bank NA) (a)(c)	9,360,000	9,360,000
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (Cox Health Sys. Proj.) 1.1% (AMBAC Insured), VRDN (a)	3,000,000	3,000,000
Missouri Higher Ed. Ln. Auth. Student Ln. Rev.:
Series 1990 A, 1.11%, LOC Nat'l. Westminster Bank PLC, VRDN (a)(b)	1,900,000	1,900,000
Series 1990 B, 1.11%, LOC Bank of America NA, VRDN (a)(b)	2,900,000	2,900,000
		17,160,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Montana - 0.2%
Montana Board of Hsg. Participating VRDN Series Putters 348, 1.13% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(b)(c)	$ 4,740,000	$ 4,740,000
Nebraska - 2.9%
Lancaster County Hosp. Auth. (Immanuel Health Sys. Proj.) Series 2000 A, 1.11%, LOC Lasalle Bank NA, VRDN (a)	8,800,000	8,800,000
Lancaster County Hosp. Auth. #1 Hosp. Rev. (BryanLGH Med. Ctr. Proj.) Series 2002, 1.09% (AMBAC Insured), VRDN (a)	15,100,000	15,100,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Participating VRDN Series Merlots 00 UU, 1.19% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	1,295,000	1,295,000
Series 2000 F, 1.13% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	7,235,000	7,235,000
Series 2001 B, 1.13% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	9,440,000	9,440,000
Series 2001 C, 1.13% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	2,935,000	2,935,000
Series 2002 B, 1.13% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	3,165,000	3,165,000
Series 2002 C, 1.13% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	3,370,000	3,370,000
Series 2002 F:
1.13% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	15,650,000	15,650,000
1.13% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	1,055,000	1,055,000
Nebraska Pub. Pwr. District Rev. Participating VRDN Series EGL 04 0014, 1.12% (Liquidity Facility Citibank NA) (a)(c)	3,200,000	3,200,000
Omaha Gen. Oblig. Participating VRDN Series EGL 04 0009, 1.12% (Liquidity Facility Citibank NA) (a)(c)	2,560,000	2,560,000
		73,805,000
Nevada - 0.8%
Clark County Aprt Impt. Rev. Series 1993 A, 1.03% (MBIA Insured), VRDN (a)	1,500,000	1,500,000
Clark County Gen. Oblig. Participating VRDN Series ROC II R1035, 1.12% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,990,000	2,990,000
Clark County Indl. Dev. Rev. Participating VRDN Series PA 1023, 1.15% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	6,190,000	6,190,000
Nevada Gen. Oblig. Participating VRDN Series 1714, 1.12% (Liquidity Facility WestLB AG) (a)(c)	2,300,000	2,300,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Nevada - continued
Nevada Hsg. Division Series 2002 A, 1.1%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	$ 6,300,000	$ 6,300,000
Truckee Meadows Wtr. Auth. Wtr. Rev. Participating VRDN Series SGA 01 137, 1.13% (Liquidity Facility Societe Generale) (a)(c)	1,500,000	1,500,000
		20,780,000
New Hampshire - 0.4%
Clipper Tax-Exempt Trust Participating VRDN Series 2003 4, 1.17% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	4,900,000	4,900,000
New Hampshire Bus. Fin. Auth. Resource Recovery Rev. (Wheelabrator Concord Co. LP Proj.) Series 1997 B, 1.13%, LOC Wachovia Bank NA, VRDN (a)(b)	4,165,000	4,165,000
New Hampshire Hsg. Fin. Auth. Single Family Rev. Participating VRDN Series Merlots 02 A4, 1.19% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	1,835,000	1,835,000
		10,900,000
New Mexico - 0.7%
New Mexico Gen. Oblig. Participating VRDN Series LB 03 L48J, 1.13% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	6,900,000	6,900,000
New Mexico Mtg. Fin. Auth. Participating VRDN Series PT 739, 1.15% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	3,285,000	3,285,000
New Mexico Single Family Hsg. Rev. Participating VRDN Series RF 00 B2, 1.21% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	7,770,000	7,770,000
		17,955,000
New York - 3.8%
New York City Gen. Oblig.:
Participating VRDN Series ROC II 251, 1.13% (Citigroup Global Markets Hldgs., Inc. Guaranteed) (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	4,900,000	4,900,000
Series 2004 H1, 1.08%, LOC Bank of New York, New York, VRDN (a)	42,500,000	42,500,000
New York City Hsg. Dev. Corp. Multi-family Rev. (92nd & First Residential Tower Proj.) Series A, 1.05%, LOC Fleet Nat'l. Bank, VRDN (a)(b)	20,000,000	20,000,000
New York Transitional Fin. Auth. Rev. Series 2003 2A, 1.08% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	29,700,000	29,700,000
		97,100,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York & New Jersey - 0.9%
Port Auth. New York & New Jersey Spl. Oblig. Rev.:
Series 4, 1.13%, VRDN (a)(b)	$ 13,700,000	$ 13,700,000
Series 6, 1.13%, VRDN (a)(b)	8,600,000	8,600,000
		22,300,000
Non State Specific - 0.5%
Clipper Tax-Exempt Trust Participating VRDN:
Series 2003 1, 1.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,201,000	3,201,000
Series 2003 10, 1.26% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	4,404,000	4,404,000
Series 2003 13, 1.18% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	1,800,000	1,800,000
Series 2003 3, 1.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,700,000	2,700,000
		12,105,000
North Carolina - 2.0%
Catawba County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (Kroehler Furniture Proj.) Series 1998, 1.19%, LOC Nat'l. City Bank, VRDN (a)(b)	1,570,000	1,570,000
Durham Hsg. Auth. Multi-family Hsg. Rev. (Lakeside Garden Apts. Proj.) 1.15%, LOC Suntrust Bank, VRDN (a)(b)	6,880,000	6,880,000
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 1.26%, VRDN (a)(b)	18,800,000	18,800,000
North Carolina Cap. Facilities Fin. Agcy. (Republic Svcs., Inc., Proj.) 1.13%, LOC Suntrust Bank, VRDN (a)(b)	15,000,000	15,000,000
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN:
Series LB 04 L14, 1.18% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	3,975,000	3,975,000
Series Merlots 00 A37, 1.19% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	3,185,000	3,185,000
Series Merlots A70, 1.19% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	2,420,000	2,420,000
		51,830,000
North Dakota - 0.0%
Fargo Indl. Dev. Rev. (Owen Ind., Inc. Proj.) Series 1997, 1.12%, LOC Wells Fargo Bank NA, Minnesota, VRDN (a)(b)	800,000	800,000
Ohio - 1.0%
Ohio Air Quality Dev. Auth. Rev. (Ohio Edison Co. Proj.) Series 2000 C, 1.08%, LOC Wachovia Bank NA, VRDN (a)	15,800,000	15,800,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Ohio - continued
Ohio Higher Edl. Facilities Rev. (Case Western Reserve Univ. 2002 Proj.) Series A, 1.08% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	$ 4,750,000	$ 4,750,000
Ohio Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN:
Series BA 01 I, 1.18% (Liquidity Facility Bank of America NA) (a)(b)(c)	1,975,000	1,975,000
Series PT 582, 1.15% (Liquidity Facility Svenska Handelsbanken AB) (a)(b)(c)	3,985,000	3,985,000
		26,510,000
Oklahoma - 0.8%
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN:
Series LB 99 A5, 1.18% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(b)(c)	55,000	55,000
Series PT 167, 1.15% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	1,270,000	1,270,000
Oklahoma Student Ln. Auth. Rev. Series 2003 A2, 1.12% (MBIA Insured), VRDN (a)(b)	8,300,000	8,300,000
Tulsa County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 01 582, 1.18% (Liquidity Facility Morgan Stanley) (a)(b)(c)	2,600,000	2,600,000
Tulsa County Indl. Auth. Rev. (Montereau Warren Woods Proj.) 1.1%, LOC BNP Paribas SA, VRDN (a)	7,490,000	7,490,000
		19,715,000
Oregon - 0.2%
Portland Hsg. Auth. Rev. (New Columbia - Cecelia Proj.) 1.17%, LOC Bank of America NA, VRDN (a)(b)	5,050,000	5,050,000
Pennsylvania - 3.5%
Allegheny County Indl. Dev. Auth. Rev. (Union Elec. Steel Co. Proj.) Series 1996 A, 1.14%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	1,000,000	1,000,000
Geisinger Auth. Health Sys. Rev. (Geisinger Health Sys. Proj.) Series 2000, 1.08% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	24,150,000	24,150,000
Indiana County Indl. Dev. Auth. Poll. Cont. Rev. (Conemaught Proj.) Series 1997 A, 1.17%, LOC Bank One NA, Chicago, VRDN (a)(b)	2,610,000	2,610,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 1997 B2, 1.14%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	800,000	800,000
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev. Series 2001 B, 1.1% (FSA Insured), VRDN (a)(b)	6,100,000	6,100,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev. (Carnegie-Mellon Univ. Proj.):
Series 1995 A, 1.08% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	$ 4,600,000	$ 4,600,000
Series B, 1.08% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	5,500,000	5,500,000
Pennsylvania Hsg. Fin. Agcy. Participating VRDN Series PT 890, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	5,800,000	5,800,000
Philadelphia Auth. for Indl. Dev. Arpt. Rev. Participating VRDN Series Putters 217, 1.11% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	5,715,000	5,715,000
Philadelphia Auth. for Indl. Dev. Revs. (Fox Chase Cancer Ctr. Proj.) Series 1997, 1.08%, LOC JPMorgan Chase Bank, VRDN (a)	4,900,000	4,900,000
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (Northeastern Pwr. Co. Proj.) Series 1997 B, 1.18%, LOC Dexia Cr. Local de France, VRDN (a)(b)	28,000,000	28,000,000
		89,175,000
Rhode Island - 0.2%
Rhode Island Health & Edl. Bldg. Corp. Rev. (Care New England Proj.) Series 2002 A, 1.09%, LOC Fleet Nat'l. Bank, VRDN (a)	4,000,000	4,000,000
South Carolina - 2.1%
Berkeley County Exempt Facility Indl. Rev. (Amoco Chemical Co. Proj.) 1.13%, VRDN (a)(b)	8,700,000	8,700,000
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series A, 1.15%, VRDN (a)(b)	4,000,000	4,000,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series B, 1.26%, VRDN (a)(b)	10,000,000	10,000,000
South Carolina Hsg. Fin. & Dev. Auth. Multi-family Rev.:
(Belton Woods Apt. Proj.) 1.15%, LOC Suntrust Bank, VRDN (a)(b)	5,690,000	5,690,000
(Cedarwoods Apts. Proj.) 1.15%, LOC Suntrust Bank, VRDN (a)(b)	5,750,000	5,750,000
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev.:
(Mohawk Ind., Inc. Proj.) Series 1997 A, 1.18%, LOC Wachovia Bank NA, VRDN (a)(b)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
South Carolina - continued
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev.: - continued
(Turnils North America Proj.) Series 1999, 1.15%, LOC Wachovia Bank NA, VRDN (a)(b)	$ 1,565,000	$ 1,565,000
South Carolina Ports Auth. Ports Rev. Series 1998 B, 1.13% (FSA Insured), VRDN (a)(b)	17,500,000	17,500,000
		54,205,000
South Dakota - 0.2%
South Dakota Hsg. Dev. Auth. Participating VRDN Series BA 01 S, 1.21% (Liquidity Facility Bank of America NA) (a)(b)(c)	3,835,000	3,835,000
South Dakota Hsg. Dev. Auth. Single Family Rev. Participating VRDN:
Series PT 837, 1.16% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	165,000	165,000
Series PT 889, 1.16% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	600,000	600,000
		4,600,000
Tennessee - 1.4%
Bristol Health & Edl. Facilities Board Rev. Participating VRDN Series LB 03 L42J, 1.13% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	4,500,000	4,500,000
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) 1.09%, LOC Bank of America NA, VRDN (a)	4,375,000	4,375,000
Maury County Indl. Dev. Board Wtr. Facility Rev. (Saturn Corp. Proj.) Series 1987, 1.5%, VRDN (a)(b)	4,700,000	4,700,000
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Participating VRDN Series Merlots 00 C, 1.19% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	3,000,000	3,000,000
Sevier County Pub. Bldg. Auth. Series IV C1, 1.1% (FSA Insured), VRDN (a)	8,000,000	8,000,000
Sevier County Pub. Bldg. Auth. Rev. Series 2001 III A, 1.15% (AMBAC Insured), VRDN (a)(b)	10,470,000	10,470,000
		35,045,000
Texas - 19.0%
Bell County Health Facilities Dev. Corp. Rev. (Scott & White Memorial Hosp. Proj.) Series 2001 1, 1.08% (MBIA Insured), VRDN (a)	3,300,000	3,300,000
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.):
1.15%, LOC Cr. Suisse First Boston Bank, VRDN (a)(b)	2,900,000	2,900,000
1.15%, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,900,000	5,900,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
Brazos River Hbr. Navigation Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.):
Series 2000 A, 1.13%, LOC JPMorgan Chase Bank, VRDN (a)(b)	$ 8,600,000	$ 8,600,000
Series 2002 A:
1.13%, LOC Bank of America NA, VRDN (a)(b)	8,300,000	8,300,000
1.13%, LOC JPMorgan Chase Bank, VRDN (a)(b)	12,500,000	12,500,000
Series 2002 B, 1.13%, LOC JPMorgan Chase Bank, VRDN (a)(b)	19,200,000	19,200,000
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.):
Series 2000, 1.15%, LOC Wachovia Bank NA, VRDN (a)(b)	2,900,000	2,900,000
1.15%, LOC Wachovia Bank NA, VRDN (a)(b)	2,900,000	2,900,000
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R3014, 1.12% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	5,215,000	5,215,000
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series PT 738, 1.16% (Liquidity Facility Danske Bank AS) (a)(b)(c)	3,910,000	3,910,000
Denton County Gen. Oblig. Participating VRDN Series SGA 117, 1.13% (Liquidity Facility Societe Generale) (a)(c)	8,930,000	8,930,000
Gaudalupe-Blanco River Auth. Poll. Cont. Rev. (Central Pwr. & Lt. Co. Proj.) 1.08%, LOC Barclays Bank PLC, VRDN (a)	3,300,000	3,300,000
Gulf Coast Indl. Dev. Auth. Marine Term. (Amoco Oil Co. Proj.) Series 1993, 1.13%, VRDN (a)(b)	9,300,000	9,300,000
Gulf Coast Indl. Dev. Auth. Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.) Series 1999, 1.13%, LOC BNP Paribas SA, VRDN (a)(b)	6,000,000	6,000,000
Gulf Coast Indl. Dev. Auth. Solid Waste Disp. Rev. (Citgo Petroleum Corp. Proj.) 1.13%, LOC Bank One NA, Chicago, VRDN (a)(b)	36,300,000	36,300,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
(Amoco Oil Co. Proj.):
Series 1998, 1.13%, VRDN (a)(b)	8,500,000	8,500,000
Series 2001, 1.13%, VRDN (a)(b)	3,725,000	3,725,000
(BP Amoco Chemical Co. Proj.) 1.13%, VRDN (a)(b)	9,400,000	9,400,000
(BP Prods. North America, Inc. Proj.) 1.13%, VRDN (a)(b)	17,600,000	17,600,000
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Amoco Oil Co. Proj.):
Series 1993, 1.13%, VRDN (a)(b)	7,600,000	7,600,000
Series 1994, 1.13%, VRDN (a)(b)	9,600,000	9,600,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
Harris County Gen. Oblig. Participating VRDN Series EGL 02 6012, 1.12% (Liquidity Facility Citibank NA, New York) (a)(c)	$ 4,000,000	$ 4,000,000
Harris County Health Facilities Dev. Corp. Rev.:
(Methodist Hosp. Proj.) 1.08%, VRDN (a)	146,790,000	146,790,000
(Saint Luke's Episcopal Hosp. Proj.) Series B, 1.08% (Liquidity Facility Bank of America NA) (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	10,380,000	10,380,000
(Texas Med. Ctr. Proj.) Series 2001, 1.08% (MBIA Insured), VRDN (a)	30,550,000	30,550,000
(YMCA of Greater Houston Proj.):
Series 1999, 1.08%, LOC Bank One NA, Chicago, VRDN (a)	8,050,000	8,050,000
1.08%, LOC JPMorgan Chase Bank, VRDN (a)	3,200,000	3,200,000
Harris County Health Facilities Dev. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.):
Series 1999 B, 1.08% (FSA Insured), VRDN (a)	3,100,000	3,100,000
1.08% (MBIA Insured), VRDN (a)	6,200,000	6,200,000
Houston Arpt. Sys. Rev. Participating VRDN:
Series MS 845, 1.12% (Liquidity Facility Morgan Stanley) (a)(c)	3,010,000	3,010,000
Series SG 03 161, 1.12% (Liquidity Facility Societe Generale) (a)(c)	3,000,000	3,000,000
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. (Mayfair Park Apts. Proj.) 1.12%, LOC Fannie Mae, VRDN (a)(b)	3,000,000	3,000,000
Houston Wtr. & Swr. Sys. Rev. Participating VRDN Series Merlots 02 A16, 1.14% (Liquidity Facility Wachovia Bank NA) (a)(c)	2,290,000	2,290,000
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Participating VRDN Series ROC II R4008, 1.12% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	4,325,000	4,325,000
Port Corpus Christi Indl. Dev. Corp. Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.) Series 1998, 1.13%, LOC Bank One NA, Chicago, VRDN (a)(b)	3,000,000	3,000,000
Port of Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) 1.22%, VRDN (a)(b)	2,895,000	2,895,000
San Antonio Arpt. Sys. Rev. Participating VRDN Series PT 1607, 1.16% (Liquidity Facility WestLB AG) (a)(b)(c)	8,555,000	8,555,000
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 1.1%, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,935,000	2,935,000
Texas A&M Univ. Rev. Participating VRDN Series ROC II R4005, 1.12% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	4,980,000	4,980,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Rev. (Pinnacle Apts. Proj.) 1.14%, LOC Fannie Mae, VRDN (a)(b)	$ 7,500,000	$ 7,500,000
Texas Gen. Oblig. (Veterans Hsg. Assistance Prog.) Series A, 1.13% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	2,200,000	2,200,000
Univ. of North Texas Univ. Rev. Participating VRDN Series SGA 146, 1.12% (Liquidity Facility Societe Generale) (a)(c)	3,000,000	3,000,000
Univ. of Texas Univ. Revs. Participating VRDN Series MS 98 97, 1.11% (Liquidity Facility Morgan Stanley) (a)(c)	5,120,000	5,120,000
West Side Calhoun County Navigation District Envir. Facilities Rev. (BP Chemicals, Inc. Proj.) Series 2000, 1.13%, VRDN (a)(b)	19,000,000	19,000,000
		482,960,000
Utah - 0.0%
Provo City Hsg. Rev. (Branbury Park Proj.) Series 1987 B, 1.15%, LOC Bank One NA, Chicago, VRDN (a)(b)	1,100,000	1,100,000
Virginia - 0.6%
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 1.16% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,700,000	1,700,000
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.):
Series 1996 A, 1.13%, LOC Cr. Suisse First Boston Bank, VRDN (a)(b)	3,200,000	3,200,000
Series 1997, 1.13%, LOC Cr. Suisse First Boston Bank, VRDN (a)(b)	5,400,000	5,400,000
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series MS 01 721, 1.11% (Liquidity Facility Morgan Stanley) (a)(c)	4,300,000	4,300,000
		14,600,000
Washington - 4.3%
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series Merlots 00 R, 1.19% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	2,400,000	2,400,000
Pierce County Econ. Dev. Corp. Rev. (K&M Hldgs. II Proj.) Series 1997, 1.4%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(b)	1,200,000	1,200,000
Port Bellingham Indl. Dev. Corp. Envir. Facilities Indl. Rev. (Atlantic Richfield Proj.) 1.13%, VRDN (a)(b)	19,600,000	19,600,000
Port of Seattle Gen. Oblig. Participating VRDN Series Putters 391, 1.13% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(b)(c)	2,670,000	2,670,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Washington - continued
Port of Seattle Rev. Participating VRDN:
Series PT 1780, 1.15% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	$ 8,635,000	$ 8,635,000
Series PT 2171, 1.15% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,115,000	3,115,000
Seattle Gen. Oblig. Participating VRDN Series SGA 03 142, 1.12% (Liquidity Facility Societe Generale) (a)(c)	5,000,000	5,000,000
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series SGA 96, 1.13% (Liquidity Facility Societe Generale) (a)(c)	14,955,000	14,955,000
Tulalip Tribes of The Tulalip Reservation Spl. Rev. 1.12%, LOC Bank of America NA, VRDN (a)	10,000,000	10,000,000
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Mount Ainstar Resort Proj.) 1.19%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	9,145,000	9,145,000
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series E, 1.12%, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,000,000	5,000,000
Washington Health Care Facilities Auth. Rev.:
Participating VRDN Series FRRI 02 L45J, 1.13% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	5,100,000	5,100,000
(Providence Svcs. Proj.) Series 2002 A, 1.08% (MBIA Insured), VRDN (a)	15,500,000	15,500,000
Washington Hsg. Fin. Commission Participating VRDN Series PT 636, 1.16% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,755,000	1,755,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Silver Creek Apts. Proj.) Series A, 1.13%, LOC Fannie Mae, VRDN (a)(b)	4,100,000	4,100,000
		108,175,000
West Virginia - 0.2%
West Virginia Gen. Oblig. Participating VRDN Series MSTC 00 12, 1.13% (Liquidity Facility ABN-AMRO Bank NV) (a)(c)	6,000,000	6,000,000
Wisconsin - 0.4%
Oak Creek Poll. Cont. Rev. (Wisconsin Elec. Pwr. Co. Proj.) Series 1986, 1.21%, VRDN (a)	3,000,000	3,000,000
Sturtevant Indl. Dev. Rev. (Quadra, Inc. Proj.) 1.27%, LOC Bank One NA, Chicago, VRDN (a)(b)	1,100,000	1,100,000
Wisconsin Health & Edl. Facilities Auth. Rev. (Wisconsin Lutheran College Proj.) Series 2001, 1.07%, LOC U.S. Bank NA, Minnesota, VRDN (a)	7,000,000	7,000,000
		11,100,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Wyoming - 0.9%
Platte County Poll. Cont. Rev. (Tri-State Generation & Transmission Assoc. Proj.) Series 1984 A, 1.1%, LOC Nat'l. Rural Utils. Coop. Fin. Corp., VRDN (a)	$ 4,300,000	$ 4,300,000
Uinta County Poll. Cont. Rev. (Chevron Corp. Proj.) Series 1993, 1.08%, VRDN (a)	18,800,000	18,800,000
		23,100,000
TOTAL INVESTMENT PORTFOLIO - 99.6%		2,533,018,325
NET OTHER ASSETS - 0.4%		8,910,460
NET ASSETS - 100%		$ 2,541,928,785
Total Cost for Income Tax Purposes $ 2,533,018,325
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
Income Tax Information
The fund hereby designates approximately $113,000 as a capital gain dividend for the purpose of the dividend paid deduction.

During the fiscal year ended May 31, 2004, 100.00% of the fund's income dividends was free from federal income tax, and 57.38% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

May 31, 2004

Assets
Investment in securities, at value - See accompanying schedule		$ 2,533,018,325
Cash		4,614
Receivable for investments sold on a delayed delivery basis		16,965,030
Interest receivable		3,326,834
Prepaid expenses		6,186
Total assets		2,553,320,989

Liabilities
Payable for investments purchased	$ 8,900,000
Distributions payable	2,464,183
Other payables and accrued expenses	28,021
Total liabilities		11,392,204

Net Assets		$ 2,541,928,785
Net Assets consist of:
Paid in capital		$ 2,541,745,699
Accumulated net realized gain (loss) on investments		183,086
Net Assets, for 2,541,605,872 shares outstanding		$ 2,541,928,785
Net Asset Value, offering price and redemption price per share ($2,541,928,785 ÷ 2,541,605,872 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Year ended May 31, 2004

Investment Income
Interest		$ 22,364,706

Expenses
Non-interested trustees' compensation	$ 9,466
Custodian fees and expenses	40,316
Audit	29,851
Legal	793
Insurance	7,941
Total expenses before reductions	88,367
Expense reductions	(22,767)	65,600
Net investment income		22,299,106
Net realized gain (loss) on investment securities		206,304
Net increase in net assets resulting from operations		$ 22,505,410

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended May 31, 2004	Year ended May 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 22,299,106	$ 29,387,113
Net realized gain (loss)	206,304	111,877
Net increase (decrease) in net assets resulting from operations	22,505,410	29,498,990
Distributions to shareholders from net investment income	(22,299,106)	(29,387,113)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	12,697,363,299	10,929,669,700
Cost of shares redeemed	(12,031,103,678)	(10,496,931,700)
Net increase (decrease) in net assets and shares resulting from share transactions	666,259,621	432,738,000
Total increase (decrease) in net assets	666,465,925	432,849,877

Net Assets
Beginning of period	1,875,462,860	1,442,612,983
End of period	$ 2,541,928,785	$ 1,875,462,860

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended May 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.010	.014	.019	.039	.037
Distributions from net investment income	(.010)	(.014)	(.019)	(.039)	(.037)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.02%	1.38%	1.93%	4.01%	3.74%
Ratios to Average Net Assets B
Expenses before expense reductions	.0040%	.0045%	.0092%	.0101%	.0087%
Expenses net of voluntary waivers, if any	.0040%	.0045%	.0092%	.0101%	.0087%
Expenses net of all reductions	.0030%	.0025%	.0068%	.0073%	.0040%
Net investment income	1.01%	1.36%	1.75%	3.92%	3.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,541,929	$ 1,875,463	$ 1,442,613	$ 513,360	$ 1,210,969

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended May 31, 2004

1. Significant Accounting Policies.

Fidelity Municipal Cash Central Fund (the fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the fund with investment management services. The fund does not pay any fees for these services.

4. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $22,767.

5. Other Information.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Revere Street Trust and the Shareholders of Fidelity Municipal Cash Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Municipal Cash Central Fund (a fund of Fidelity Revere Street Trust) at May 31, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Cash Central Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

June 30, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, each of the Trustees oversees 292 funds advised by FMR or an affiliate. Mr. McCoy oversees 294 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1996

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of Municipal Cash Central (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), The Dow Chemical Company (2000), and Northrop Grumman Corporation (global defense technology, 2003). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1996

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1996

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. (leadership education for arts and culture). Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1996

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (65)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Revere Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Revere Street Trust. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Dwight D. Churchill (50)

Year of Election or Appointment: 2000

Vice President of Municipal Cash Central. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

David L. Murphy (56)

Year of Election or Appointment: 2002

Vice President of Municipal Cash Central. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002) and Vice President of certain Asset Allocation Funds (2003). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003) and a Vice President of FMR (2000). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Norman U. Lind (48)

Year of Election or Appointment: 2001

Vice President of Municipal Cash Central. He is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Lind managed a variety of Fidelity funds.

Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of Municipal Cash Central. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of Municipal Cash Central. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (45)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Municipal Cash Central. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of Municipal Cash Central. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Municipal Cash Central. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of Municipal Cash Central. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (57)
Year of Election or Appointment: 1997 Assistant Treasurer of Municipal Cash Central. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Municipal Cash Central. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of Municipal Cash Central. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2002 Assistant Treasurer of Municipal Cash Central. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (46)

Year of Election or Appointment: 1997

Assistant Treasurer of Municipal Cash Central. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Trust Instrument to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	31,113,140,242.10	100.000
Against	0.00	0.000
Abstain	0.00	0.000
TOTAL	31,113,140,242.10	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Ralph F. Cox
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Laura B. Cronin
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Robert M. Gates
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
George H. Heilmeier
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Abigail P. Johnson
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
	# of Votes	% of Votes
Edward C. Johnson 3d
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Donald J. Kirk
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Marie L. Knowles
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Ned C. Lautenbach
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Marvin L. Mann
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
William O. McCoy
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Robert L. Reynolds
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
William S. Stavropoulos
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
* Denotes trust-wide proposals and voting results.

Annual Report

Item 2. Code of Ethics

As of the end of the period, May 31, 2004, Fidelity Revere Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles and Donald J. Kirk are each audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Knowles and Mr. Kirk are each independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended May 31, 2004 and May 31, 2003, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity Cash Central Fund, Fidelity Municipal Cash Central Fund and Fidelity Security Lending Cash Central Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2004A	2003A
Fidelity Cash Central Fund	$24,000	$22,000
Fidelity Municipal Cash Central Fund	$24,000	$22,000
Fidelity Security Lending Cash Central Fund	$24,000	$22,000
All funds in the Fidelity Group of Funds audited by PwC	$10,600,000	$10,300,000
A	Aggregate amounts may reflect rounding.

For the fiscal years ended May 31, 2004 and May 31, 2003, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity Tax-Free Cash Central Fund (the fund) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2004A	2003A,B
Fidelity Tax-Free Cash Central Fund	$18,000	$0
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$4,400,000	$2,900,000
A	Aggregate amounts may reflect rounding.
B

No Audit Fees were billed by Deloitte Entities for professional services rendered for the audit of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements to Fidelity Tax-Free Cash Central Fund as the fund did not commence operations until February 3, 2004.

(b) Audit-Related Fees.

In each of the fiscal years ended May 31, 2004 and May 31, 2003, the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2004A	2003 A, B
Fidelity Cash Central Fund	$0	$0
Fidelity Municipal Cash Central Fund	$0	$0
Fidelity Security Lending Cash Central Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended May 31, 2004 and May 31, 2003, the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2004A	2003 A, B, C
Fidelity Tax-Free Cash Central Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

C

No Audit-Related Fees were billed by Deloitte Entities for services rendered for assurance and related services to Fidelity Tax-Free Cash Central Fund by Deloitte Entities that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, as the fund did not commence operations until February 3, 2004.

In each of the fiscal years ended May 31, 2004 and May 31, 2003, the aggregate Audit-Related Fees that were billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2004 A, C	2003A, B, C
PwC	$50,000	$0
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

C	Amounts billed by Deloitte Entities may include amounts billed prior to Fidelity Tax-Free Cash Central Fund's commencement of operations.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent accountant. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended May 31, 2004 and May 31, 2003, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2004A	2003A, B
Fidelity Cash Central Fund	$1,500	$1,400
Fidelity Municipal Cash Central Fund	$1,500	$1,400
Fidelity Security Lending Cash Central Fund	$1,500	$1,400
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended May 31, 2004 and May 31, 2003, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for the fund is shown in the table below.

Fund	2004A	2003A, B,C
Fidelity Tax-Free Cash Central Fund	$2,700	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

C

No Tax Fees were billed by Deloitte Entities for services rendered for tax compliance, tax advice, and tax planning for Fidelity Tax-Free Cash Central Fund by Deloitte Entities, as the fund did not commence operations until February 3, 2004.

In each of the fiscal years ended May 31, 2004 and May 31, 2003, the aggregate Tax Fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2004A, C	2003A, B, C
PwC	$0	$0
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

C	Amounts billed by Deloitte Entities may include amounts billed prior to Fidelity Tax-Free Cash Central Fund's commencement of operations.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended May 31, 2004 and May 31, 2003, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2004A	2003A, B
Fidelity Cash Central Fund	$1,000	$1,100
Fidelity Municipal Cash Central Fund	$1,000	$1,100
Fidelity Security Lending Cash Central Fund	$1,000	$1,100
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended May 31, 2004 and May 31, 2003, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the fund is shown in the table below.

Fund	2004A	2003A,B ,C
Fidelity Tax-Free Cash Central Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

C

No Other Fees were billed by Deloitte Entities for all other non-audit services rendered to Fidelity Tax-Free Cash Central Fund by Deloitte Entities, as the fund did not commence operations until February 3, 2004.

In each of the fiscal years ended May 31, 2004 and May 31, 2003, the aggregate Other Fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2004A, C	2003A, B, C
PwC	$165,000	$250,000
Deloitte Entities	$730,000	$620,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

C	Amounts billed by Deloitte Entities may include amounts billed prior to Fidelity Tax-Free Cash Central Fund's commencement of operations.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent accountants relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2004 and May 31, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2004 and May 31, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2004 and May 31, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2004 and May 31, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2004 and May 31, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2004 and May 31, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) According to PwC for the fiscal year ended May 31, 2004, the percentage of hours spent on the audit of each fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of PwC is as follows:

Fund	2004
Fidelity Cash Central Fund	0%
Fidelity Municipal Cash Central Fund	0%
Fidelity Security Lending Cash Central Fund	0%

According to Deloitte Entities for the fiscal year ended May 31, 2004, the percentage of hours spent on the audit of the fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of Deloitte Entities is as follows:

Fund	2004
Fidelity Tax-Free Cash Central Fund	0%

(g) For the fiscal years ended May 31, 2004 and May 31, 2003, the aggregate fees billed by PwC of $1,850,000A and $2,100,000A,B for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2004A	2003A,B
Covered Services	$200,000	$250,000
Non-Covered Services	$1,650,000	$1,850,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

For the fiscal years ended May 31, 2004 and May 31, 2003, the aggregate fees billed by Deloitte Entities of $1,950,000A,C and $1,400,000A,B,C for non-audit services rendered on behalf of the fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2004A,C	2003A,B,C
Covered Services	$750,000	$650,000
Non-Covered Services	$1,200,000	$750,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

C	May include amounts billed prior to Fidelity Tax-Free Cash Central Fund's commencement of operations.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audit of the funds, taking into account representations from PwC and Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding their independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the trust's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 16, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 16, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	July 16, 2004